INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

Intangible assets consist of the following:

As of:	June 30, 2023	December 31, 2022
Website development costs	$183,317	$178,918
Less: accumulated amortization	(81,564)	(47,342)
Intangible assets	$101,753	$131,576

The Company recognized amortization expense of $32,542 related to its website development costs for the six months ended June 30, 2023 (and amortization expense of $16,353 for the six months ended June 30, 2022).

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

As of:	December 31, 2022	December 31, 2021
Website development costs	$178,918	$189,956
Less: accumulated amortization	(47,342)	-
Intangible assets, net	$131,576	$189,956

As of December 31, 2022, the Company has completed the development and design of its website. As such, the Company recognized amortization expense of $49,411 related to its website development costs for the year ended December 31, 2022. There was no amortization expense recognized during the period ended December 31, 2021.